INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax [Abstract]
Effective Income Tax Rate Reconciliation
The reconciliation of income taxes at Canadian statutory rates with the reported income taxes is as follows:

	2021	2020
(Loss) earnings before income taxes	$(87.2)	$392.7
Canadian statutory income tax rates	26.53%	26.64%
Income taxes at Canadian statutory rates	$(23.1)	$104.6
Effect of differences in tax rates in other jurisdictions	(5.8)	(19.9)
Unrecognized tax benefits and tax benefits not previously recognized	3.2	3.4
Non-taxable revenues	(4.8)	(6.2)
Tax impact on after-tax profit of equity accounted investees	(1.1)	(6.1)
Prior years' tax adjustments	(6.3)	(4.9)
Other	(1.8)	2.9
Income tax (recovery) expense	$(39.7)	73.8

Schedule of Components of Income Tax Expense (Benefit)
Significant components of the provision for the income tax expense are as follows:

	2021	2020
Current income tax (recovery) expense:
Current year	$8.6	$65.1
Prior years' tax adjustments	(15.0)	5.8
Deferred income tax (recovery) expense:
Tax benefit not previously recognized used to reduce the deferred tax expense	(5.2)	(2.8)
Change in income tax rates	(0.8)	(1.0)
Origination and reversal of temporary differences	(27.3)	6.7
Income tax (recovery) expense	$(39.7)	$73.8

Disclosure of temporary difference, unused tax losses and unused tax credits
During the year ended March 31, 2021, movements in temporary differences are as follows:

						Foreign
	Balance					currency
	beginning	Recognized	Recognized	Recognized	Business	exchange	Balance
	of year	in income	in OCI	in equity	combinations	differences	end of year
Non-capital loss carryforwards	$33.4	$12.0	$—	$—	$2.4	$0.3	$48.1
Unclaimed research & development expenditures	64.4	5.8	—	—	0.6	—	70.8
Capital loss carryforwards	1.4	(0.3)	—	—	—	—	1.1
Investment tax credits	(70.0)	(6.4)	—	—	—	—	(76.4)
Property, plant and equipment and right-of-use of assets	(88.4)	(5.8)	—	—	6.9	12.1	(75.2)
Intangible assets	(93.0)	9.0	—	—	(11.5)	3.0	(92.5)
Deferred revenues, contract assets and contract liabilities	(15.9)	6.4	—	—	11.2	(0.2)	1.5
Foreign currency exchange difference	(2.3)	2.7	(1.6)	—	—	(0.2)	(1.4)
Derivative financial assets and liabilities	25.5	(18.9)	(13.0)	—	—	(0.1)	(6.5)
Defined benefit obligation	53.1	4.5	(0.3)	—	—	(0.1)	57.2
Amounts not currently deductible	42.7	33.2	—	—	(8.9)	(2.0)	65.0
Other	(17.0)	(8.9)	—	15.7	—	(0.1)	(10.3)
Net deferred income tax (liabilities) assets	$(66.1)	$33.3	$(14.9)	$15.7	$0.7	$12.7	$(18.6)

During the year ended March 31, 2020, movements in temporary differences are as follows:

					Foreign
	Balance				currency
	beginning	Recognized	Recognized	Business	exchange	Balance
	of year	in income	in OCI	combinations	differences	end of year
Non-capital loss carryforwards	$35.2	$(1.2)	$—	$—	$(0.6)	$33.4
Unclaimed research & development expenditures	45.1	19.3	—	—	—	64.4
Capital loss carryforwards	0.7	0.7	—	—	—	1.4
Investment tax credits	(74.1)	4.1	—	—	—	(70.0)
Property, plant and equipment and right-of-use of assets	(67.4)	(11.2)	—	(3.1)	(6.7)	(88.4)
Intangible assets	(87.4)	(1.9)	—	(2.9)	(0.8)	(93.0)
Deferred revenues, contract assets and contract liabilities	2.0	(18.9)	—	—	1.0	(15.9)
Foreign currency exchange difference	(13.9)	(2.1)	13.3	—	0.4	(2.3)
Derivative financial assets and liabilities	0.2	15.6	9.7	—	—	25.5
Defined benefit obligation	55.4	0.1	(3.6)	—	1.2	53.1
Amounts not currently deductible	41.6	1.5	—	(0.6)	0.2	42.7
Other	(7.6)	(8.9)	—	—	(0.5)	(17.0)
Net deferred income tax (liabilities) assets	$(70.2)	$(2.9)	$19.4	$(6.6)	$(5.8)	$(66.1)
The non-capital losses incurred in various jurisdictions expire as follows:

Expiry date	Unrecognized	Recognized
2022 - 2026	$72.3	$7.2
2027 - 2040	51.7	68.2
No expiry date	64.7	113.2
	$188.7	$188.6